Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables		€ 31,736	€ 8,554
Government grants (deferred income)		10,292	11,289
Liability for Virtual Stock Option Program			2,769
Contract liabilities		4,479	3,748
Others		13,483	5,258
Trade payables and other liabilities		59,990	31,618
Non-current		8,950	9,941
Current		51,040	21,677
Grants received for investment in property, plant and equipment		390	793	€ 3,042
Provision for outstanding invoices		1,245	1,210
Personnel related liabilities for vacation and bonuses		4,032	2,264
VAT payable		4,578
VAT receivable			1,311
Liabilities for wage and church tax		1,988	376
Grants refunded related to disposed property, plant and equipment	€ 358		358
IPO
Disclosure of reconciliation of liabilities arising from financing activities
Costs relating to offering			565
Other assets
Disclosure of reconciliation of liabilities arising from financing activities
VAT receivable		€ 226	€ 1,311